Debt (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			11 Months Ended		11 Months Ended				11 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 11, 2011 Four Year Agreement [Member]	Dec. 31, 2012 Four Year Agreement [Member]	Dec. 11, 2011 Four Year Agreement [Member] S&P A+/Fitch A+/Moody's A1 credit rating or better	Dec. 11, 2011 Four Year Agreement [Member] S&P A/Fitch A/Moody's A2 credit rating	Dec. 11, 2011 Four Year Agreement [Member] S&P A-/Fitch A-/Moody's A3 credit rating or below	Dec. 11, 2011 Four Year Agreement [Member] Default Scenario [Member]	Dec. 11, 2011 Five Year Agreement [Member]	Dec. 11, 2011 Five Year Agreement [Member] S&P A+/Fitch A+/Moody's A1 credit rating or better	Dec. 11, 2011 Five Year Agreement [Member] S&P A/Fitch A/Moody's A2 credit rating	Dec. 11, 2011 Five Year Agreement [Member] S&P A-/Fitch A-/Moody's A3 credit rating or below	Dec. 11, 2011 Five Year Agreement [Member] Default Scenario [Member]	Dec. 31, 2012 Four Point Three Percent Global Notes Due In Two Zero Four Two [Member] Replacement Debt [Member]	Dec. 31, 2012 Four Point Three Five Percent Global Notes Due In Two Zero Four Five [Member] Replacement Debt [Member]	Dec. 31, 2012 Various Notes [Member] Existing Debt [Member]	Dec. 31, 2012 Private Debt Exchange [Member] Existing Debt [Member]	Dec. 31, 2012 Zero Coupon [Member]	Dec. 31, 2022 Zero Coupon [Member]	Dec. 31, 2007 Zero Coupon [Member]
Debt Instrument [Line Items]
Annual put reset securities issued - principal amount	$ 1,000
Annual put reset securities issued - maturity date	2021-04-30
Debt instrument - principal amount	13,569																				500
Debt instrument - redemption amount	8,083																			1,030
Debt instruments - maturity date																			May 31, 2022
Debt instrument - proceeds from issuance	13,486	7,936	2,235												1,956	3,044
Debt instument - stated percentage rate															4.30%	4.35%
Repayment of long-term debt	(8,733)	(7,574)	(9,294)
Early redemption of long-term debt	6,200																4,099
Credit agreement - expiration date				Dec. 11, 2016						Dec. 11, 2017
Credit agreement - potential extension of term (years)				1						1
Credit agreement - potential additional extension of term (years)				2						2
Credit agreement - minimum amount of other debt that would trigger cross-default provisions if not paid when due and accelerated				400						400
Credit agreement - minimum amount of money judgment in favor of creditor that would trigger cross-default provisions				400						400
Credit agreement - change in control (beneficial ownership percentage) (in hundredths)				50.00%						50.00%
Credit agreement - minimum lender approval (percentage) for extension of term				50.00%						50.00%
Credit agreement - interest rate spread above Fed funds rate (in hundredths)				0.50%						0.50%
Credit agreement - base rate				EITHER 1) one-month, three-month, or six-month London interbank offered rate (LIBOR) OR 2) highest of Citibank prime rate, 0.5% premium above Fed funds rate, and one-month LIBOR plus 1.00%						EITHER 1) one-month, three-month, or six-month London interbank offered rate (LIBOR) OR 2) highest of Citibank prime rate, 0.5% premium above Fed funds rate, and one-month LIBOR plus 1.00%
Credit agreement - basis spread of variable rate				1.00%		0.565%	0.68%	0.91%	2.00%	1.00%	0.565%	0.68%	0.91%	2.00%
Credit agreement - minimum borrowing capacity				0						0
Credit agreement - term				4 years						5 years
Credit agreement - maximum borrowing capacity				5,000						3,000
Credit agreement - additional borrowing capacity beyond current limit				2,000						2,000
Credit agreement - advances outstanding					0					0
Ratio of debt to EBITDA covenant				3.0						3.0
Credit agreement - initiation date				Dec. 11, 2012
Credit agreement - change in control period (months)				24						24
New debt instruments - weighted average maturity period	12 years 0 months 0 days
Debt exchange - cash premium																		$ 650
Notes and debentures interest rates, Minimum																	6.00%
Notes and debentures interest rates, Maximum																	8.75%
Credit agreement - commitment fee percentage						0.06%	0.07%	0.09%			0.06%	0.07%	0.09%
Weighted average interest rate - for long-term debt redemptions during current period	5.58%
Weighted average interest rate - for long-term debt issuances (not from exchange) during period	2.54%